VIEs (VIEs Consolidated within Sogou Group, Basic Information, Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2018
Sogou Information [Member]
Variable Interest Entity [Line Items]
Registered capital		$ 2,500
Sogou Information [Member] | Xiaochuan Wang [Member]
Variable Interest Entity [Line Items]
Ownership percentage		10.00%
Sogou Information [Member] | Sohu [Member]
Variable Interest Entity [Line Items]
Ownership percentage		45.00%
Sogou Information [Member] | Tencent [Member]
Variable Interest Entity [Line Items]
Ownership percentage		45.00%
Shi Ji Guang Su [Member]
Variable Interest Entity [Line Items]
Registered capital		$ 3,300
Shi Ji Guang Su [Member] | Sogou Information [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Shi Ji Si Su [Member]
Variable Interest Entity [Line Items]
Registered capital		$ 10,500
Cash consideration paid for acquisition of VIEs	$ 30
Shi Ji Si Su [Member] | Sogou Information [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Chengdu Easypay [Member]
Variable Interest Entity [Line Items]
Registered capital		$ 16,300
Chengdu Easypay [Member] | Sogou Information and Shi Ji Si Su [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%